Annual Operating Expenses - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Intermediate Government Income Fund - Fidelity Intermediate Government Income Fund
	Oct. 30, 2024
Operating Expenses:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.44%

[1]	A Adjusted to reflect current fees.